FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
8. FAIR VALUE MEASUREMENTS

The Company adopted ASC 820, “Fair Value Measurements and Disclosures”, which provides a framework for measuring fair value under U.S. GAAP, and expanded disclosure requirements about assets and liabilities measured at fair value. The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•	Level 1-Observable unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2-Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.
•	Level 3-Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Recurring basis

As of December 31, 2016 and December 31, 2017, there is no assets and liabilities measured on the Company’s consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition.

Non-recurring basis

The carrying amount of long-term borrowing and liabilities approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.